Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Total corporate debt	$ 1,861.3	$ 1,793.5
Less aggregate unamortized debt issuance costs	(18.9)	(10.2)
Total debt, net	1,842.4	1,783.3
Less current portion	(443.0)	(860.3)
Non-current portion of debt	1,399.4	923.0
Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		1,793.5		$ 1,259.9
Less aggregate unamortized debt issuance costs		(10.2)		(16.3)
Total debt, net		1,783.3		1,243.6
Less current portion		(860.3)		(41.4)
Non-current portion of debt		923.0		1,202.2
eOne IP Credit Facility | Secured Debt
Debt Instrument [Line Items]
Total corporate debt	340.0	0.0
LG IP Credit Facility | Secured Debt
Debt Instrument [Line Items]
Total corporate debt	455.0	0.0
Revolving Credit Facility | Intercompany Revolver
Debt Instrument [Line Items]
Total corporate debt	80.4	0.0
Revolving Credit Facility | LGTV Revolver
Debt Instrument [Line Items]
Total corporate debt	421.5	575.0
Revolving Credit Facility | Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		575.0		0.0
Term Loan A | Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		399.3		428.2
Term Loan B | Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		819.2		831.7
Term Loans | LGTV Term Loan A
Debt Instrument [Line Items]
Total corporate debt	314.4	399.3
Term Loans | LGTV Term Loan B
Debt Instrument [Line Items]
Total corporate debt	250.0	819.2
Starz Business of Lions Gate Entertainment Corp
Debt Instrument [Line Items]
Less aggregate unamortized debt issuance costs	(16.8)	(18.4)	$ (18.4)	(24.0)
Total debt, net		696.6
Non-current portion of debt	698.2	696.6	696.6	776.0
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes
Debt Instrument [Line Items]
Total corporate debt	$ 715.0	$ 715.0	$ 715.0	$ 800.0